Schedule of loan type in terms of currency (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within one year			£ 7,766,282
Within one year	$ 8,397,806	£ 6,120,322	137,500
Carrying value	$ 8,397,806	6,120,322	7,903,782
In HK GBP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within one year			6,808,247
Within one year		5,177,067
Carrying value		5,177,067	6,808,247
In GBP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Within one year			958,035
Within one year		943,255	137,500
Carrying value		£ 943,255	£ 1,095,535